Ordinary shares	12 Months Ended
Dec. 31, 2013
Ordinary shares
Ordinary shares

18.   Ordinary shares

  Shares Repurchase Program

        In March 2011, the Group's Board authorized an ADS repurchase program to repurchase up to US$100 million of the Company's ADSs from March 2011 to March 2012. The following is a summary of the Company's repurchase activity in the open market during 2011:

For the year ended December 31, 2011
US$(except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17

        All the repurchased shares were cancelled by the year ended December 31, 2011. There were no share repurchases during 2012.